Earnings Per Share - Summary of Adjusted Diluted Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Adjusted Earnings Per Share [Abstract]
Diluted earnings per share	£ 0.808	£ 1.416	£ 2.956
Effect of restructuring and integration costs on earnings per share diluted	0.127	0.031	0.049
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	0.055	0.048	0.127
Effect of disposal of the Group’s operations in Iran			0.156
Effect of impairment and associated costs in respect of assets/liabilities held-for-sale	0.420	0.031
Effect of excise and VAT dispute on earnings per share diluted			0.010
Effect of other adjusting items on earnings per share diluted	0.219	0.004	0.006
Effect of associates adjusting items net of tax on earnings per share diluted	0.027	(0.003)	0.005
Effect of other adjusting items in net finance costs on earnings per share diluted	0.015	0.014	0.024
Effect of adjusting items in respect of deferred taxation on earnings per share diluted	0.003	0.001	(0.043)
Adjusted diluted earnings per share	£ 1.674	£ 1.542	£ 3.290